Entry Into a Material Definitive Agreement (Details) - USD ($)	Jul. 10, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2017
Private Placement [Member]
Entry Into a Material Definitive Agreement (Details) [Line Items]
Purchase price per share		$ 11.50	$ 11.50
Aggregate purchase price (in Dollars)	$ 500,000,000
Common Class A [Member]
Entry Into a Material Definitive Agreement (Details) [Line Items]
Common stock par value		0.0001	0.0001
Common Class A [Member] | Subscription Agreements [Member]
Entry Into a Material Definitive Agreement (Details) [Line Items]
Common shares issued (in Shares)	50,000,000
Common stock par value	$ 0.0001
Purchase price per share		10.00
Common Class B [Member]
Entry Into a Material Definitive Agreement (Details) [Line Items]
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Purchase price per share					$ 0.002
Common Class B [Member] | Sponsor Shares [Member]
Entry Into a Material Definitive Agreement (Details) [Line Items]
Common shares issued (in Shares)	441,176
Common stock par value	$ 0.0001